Income Tax (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of consolidated balance sheets [Abstract]
Deferred tax assets	¥ 6,997	¥ 4,200
Deferred tax liabilities	(7,661)	(14,085)
Net deferred tax liabilities	¥ (664)	¥ (9,885)